Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2015
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust II
Central Index Key	dei_EntityCentralIndexKey	0001511331
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2015
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Destra Focused Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Focused Equity Fund
Objective [Heading]	rr_ObjectiveHeading
Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Focused Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 17 of this Prospectus and “Purchases” on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 17 of this Prospectus and “Purchases” on page 33 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading
Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities.

Investment Process Overview.  The cornerstone of the sub-adviser’s investment philosophy is that sector and industry performance is highly correlated with particular stages of the business cycle.  The sub-adviser overweight equities in sectors of the S&P 500 Index it believes will experience economic tailwinds, and avoids investing in sectors it views as untimely at a particular stage of the business cycle.  The sub-adviser targets high-quality, market-leading companies within favored sectors.  The result is a core investment style that shifts portfolio sector and style emphasis over cycles to seek to remain properly oriented and timely over a full economic and market cycle.  As of December 31, 2013, the average market cap of the S&P 500 Index was $34.99 billion.

Analysis and Emphasis.  The sub-adviser uses a forward-looking, anticipatory strategy.  The foundation of this strategy is that particular sectors of the S&P 500 Index tend to perform well in certain phases of an economic cycle.  The sub-adviser’s investment team analyzes traditional cyclical trends and identifies the characteristics of the current business cycle.  The sub-adviser’s proprietary macroeconomic database is a key element of this analysis.  The Fund’s portfolio holdings are shifted to newly favored sectors as the forecasted economic backdrop changes.  The result is a core investment style that shifts portfolio emphasis over cycles among “value,” “growth at a reasonable price” and “traditional growth” approaches.

Stock Selection.  The S&P 500 Index is the investment universe for the Fund’s portfolio.  Portfolio candidates are screened to seek to identify market-leading, financially strong companies.  The quality screening process focuses on companies with characteristics that include:

•	Large Capitalization: Companies most typically with market capitalizations two to three times the S&P 500 Index’s average market capitalization.

•	High Quality: Companies with low debt-to-equity ratios, high return-on-equity, and earnings growth opportunity.

•	Market Leading: Companies with a strong competitive position, prospective benefits from secular tailwinds, and a proven management team.

Risk [Heading]	rr_RiskHeading
Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing.  The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Fund.

Active Management Risk: The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Consumer Discretionary Companies Risk: Consumer discretionary companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.  The success of this sector depends heavily on disposable household income and consumer spending.  Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Companies Risk: Consumer staples companies may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand.  Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation.  Consumer staples companies may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Equity Securities Risk: Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

General Fund Investing Risks: The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Health Care Companies Risk: The Fund invests in health care companies, including those that are involved in medical services or biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation.  Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market.  Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.  The Affordable Care Act of 2010 brought comprehensive changes to the health care industry, especially with respect to health care insurance companies.  Although the full impact of the law and the related regulations has yet to be experienced by health care companies, it could create additional expenses and burdens on the health care companies.

Information Technology Companies Risk: Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Investment Strategy Risk: The Fund invests in common stocks of companies that the sub-adviser believes will perform well in certain phases of the business cycle.  The sub-adviser’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Market Risk: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Diversification/Limited Holdings Risk: The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund can.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.  Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Sector Focus Risk: The Fund will typically focus its investments on companies within particular economic sectors.  To the extent that it does so, developments affecting companies in those sectors will have a magnified effect on the Fund’s net asset value and total return.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund can.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.  Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at destracapital.com or by calling (877) 287-9646.

The bar chart below shows the Fund’s performance for Class A shares.  The performance of the other share classes will differ due to their different expense structures.  The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Updated performance information is available by calling (877) 287-9646.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Updated performance information is available at destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* Class A year-to-date total return as of December 31, 2014 was 15.23%.

The Fund’s highest and lowest quarterly returns were 14.50% and -5.83%, respectively, for the quarters ended March 31, 2012 and June 30, 2012.

Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.83%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad measure of market performance.  All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.  Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested.  Performance reflects fee waivers, if any, in effect during the periods presented.  If any such waivers were not in place, returns would be reduced.  The returns that follow reflect sales charges.

Destra Focused Equity Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.73%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,450
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	728
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,051
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,396
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,450
Annual Return 2012	rr_AnnualReturn2012	12.98%
Annual Return 2013	rr_AnnualReturn2013	27.33%
Annual Return 2014	rr_AnnualReturn2014	15.23%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.23%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.60%
3 Years	rr_AverageAnnualReturnYear05	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,919
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,919
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	13.33%
3 Years	rr_AverageAnnualReturnYear05	17.47%
Since Inception	rr_AverageAnnualReturnSinceInception	15.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Destra Focused Equity Fund | Class P
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.79%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,092
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,092
Destra Focused Equity Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,626
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	15.59%
3 Years	rr_AverageAnnualReturnYear05	18.75%
Since Inception	rr_AverageAnnualReturnSinceInception	14.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | Return after taxes on distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	6.89%
3 Years	rr_AverageAnnualReturnYear05	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | Return after taxes on distributions and sale of Fund shares | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	5.85%
3 Years	rr_AverageAnnualReturnYear05	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Focused Equity Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	19.73%
3 Years	rr_AverageAnnualReturnYear05	22.99%
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%
Destra Preferred and Income Securities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Preferred and Income Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Preferred and Incomes Securities Fund (the “Fund”) is to seek total return, with an emphasis on high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 25 of this Prospectus and “Purchases” on page 56 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 25 of this Prospectus and “Purchases” on page 56 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and income-producing securities, including traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, convertible securities, contingent-capital securities, subordinated debt, senior debt and securities of other open-end, closed-end or exchange-traded funds that invest primarily in the same types of securities.

The Fund may also invest up to 15% of its net assets in common stock.  The portions of the Fund’s assets invested in various types of preferred stock, debt or equity may vary from time to time depending on market conditions.  In addition, under normal market conditions, the Fund invests more than 25% of its total assets in companies principally engaged in financial services.  The Fund may also invest up to 40% of its net assets in securities of non-U.S. companies.

The Fund will principally invest in (i) investment-grade quality securities or (ii) below investment-grade quality preferred or subordinated securities of companies with investment-grade senior debt outstanding, in either case determined at the time of purchase.  Securities that are rated below investment grade are commonly referred to as “high yield” or “junk bonds.”  However, some of the Fund’s total assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase.  Preferred and debt securities of below investment-grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal.  Due to the risks involved in investing in preferred and debt securities of below investment grade-quality, an investment in the Fund should be considered speculative.  The maturities of preferred and debt securities in which the Fund will invest generally will be longer-term (perpetual, in the case of some preferred securities, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing.  The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Fund.

Active Management Risk:  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Concentration Risk:  The Fund intends to invest 25% or more of its total assets in securities of financial services companies.  This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Convertible Securities Risk:  The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls.  In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.  Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk:  Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.  Credit risk may be heightened for the Fund because the Fund may invest in “high yield” or “high risk” securities; such securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Currency Risk:  Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Financial Services Companies Risk:  The Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry.  These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

General Fund Investing Risks:  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

High Yield Securities Risk:  High yield securities generally are less liquid, have more volatile prices and have greater credit risk than investment-grade securities.

Income Risk:  The income earned from the Fund’s portfolio may decline because of falling market interest rates.  This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk:  If interest rates rise—in particular, if long-term interest rates rise—the prices of fixed-rate securities held by the Fund will fall.

Investment Companies Risk:  As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk:  This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid securities.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Market Risk: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Diversification/Limited Holdings Risk:  The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund can.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.  Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Non-U.S. Investment Risk:  Because the Fund can invest its assets in non-U.S. instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.  Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile.  Trading in non-U.S. markets typically involves higher expense than trading in the United States.  The Fund may have difficulties enforcing its legal or contractual rights in a non-U.S. country.  In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries.  These events may spread to other countries in Europe, including countries that do not use the euro.  These events may affect the value and liquidity of certain of the Fund’s investments.

Preferred Security Risk:  Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.  Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default.  Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund can.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.  Furthermore, because the Fund has a relatively small number of issuers, the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at destracapital.com or by calling (877) 287-9646.

The bar chart below shows the Fund’s performance for Class A shares.  The performance of the other share classes will differ due to their different expense structures.  The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Updated performance information is available by calling (877) 287-9646.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Updated performance information is available at destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* Class A year-to-date total return as of December 31, 2014 was 12.90%.

The Fund’s highest and lowest quarterly returns were 6.44% and -2.62%, respectively, for the quarters ended March 31, 2012 and September 30, 2013.

Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.44%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.62%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad measure of market performance.  All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.  Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested.  Performance reflects fee waivers, if any, in effect during the periods presented.  If any such waivers were not in place, returns would be reduced.  The returns that follow reflect sales charges.

Destra Preferred and Income Securities Fund | A Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	596
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,442
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	596
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	903
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,232
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,442
Annual Return 2012	rr_AnnualReturn2012	16.63%
Annual Return 2013	rr_AnnualReturn2013	(0.35%)
Annual Return 2014	rr_AnnualReturn2014	12.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	7.80%
3 Years	rr_AverageAnnualReturnYear05	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Preferred and Income Securities Fund | C Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,891
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,891
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.14%
3 Years	rr_AverageAnnualReturnYear05	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Destra Preferred and Income Securities Fund | P Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,051
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,051
Destra Preferred and Income Securities Fund | I Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	124
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	13.35%
3 Years	rr_AverageAnnualReturnYear05	9.86%
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Preferred and Income Securities Fund | Return after taxes on distributions | A Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	5.67%
3 Years	rr_AverageAnnualReturnYear05	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Preferred and Income Securities Fund | Return after taxes on distributions and sale of Fund shares | A Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	4.38%
3 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2011
Destra Preferred and Income Securities Fund | BofA Merrill Lynch Preferred Benchmark
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	13.02%
3 Years	rr_AverageAnnualReturnYear05	9.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%

[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.
[2]	Class P shares have not yet commenced operations. Other Expenses for Class P shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Destra has agreed to cap expenses such that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any) are 1.60% for Class A, 2.35% for Class C, 1.70% for Class P and 1.32% for Class I. This waiver will continue in effect until February 1, 2022, and may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.
[4]	Destra has agreed to cap expenses such that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any) are 1.50% for Class A, 2.25% for Class C, 1.60% for Class P and 1.22% for Class I. This waiver will continue in effect until February 1, 2022, and may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.